Consolidated Financial Statements	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Current
Cash and cash equivalents	$ 13,558,000		$ 29,516,000
Investments (Note 5)	184,000		13,386,000
Prepaid expenses, accounts and other receivables (Note 6)	1,118,000		1,009,000
Total current assets	14,860,000		43,911,000
Non-current
Mineral properties (Note 7)	221,147,000		170,017,000
Investment in Treasury Metals Inc. (Note 8)	5,592,000		15,400,000
Investment in PC Gold Inc. (Note 9)	21,572,000		21,570,000
Investment in Big Ridge Gold Corp. (Note 10)	2,119,000		1,491,000
Mineral property investments	0		6,435,000
Property and equipment	1,373,000		1,086,000
Other assets	270,000		399,000
Total non-current assets	252,073,000		216,398,000
TOTAL ASSETS	266,933,000		260,309,000
Current
Accounts payable and accrued liabilities (Note 12)	2,847,000		4,491,000
Current portion of lease liability	143,000		127,000
Flow-through share premium liability (Note 13)	1,042,000		0
Option - PC Gold (Note 7(d))	5,216,000		4,347,000
Total current liabilities	9,248,000		8,965,000
Non-current
Lease liability	172,000		315,000
Provision for environmental remediation		$ 1,500	0
Provision for Pickle Crow reclamation funding (Note 7(d))	1,172,000		990,000
Silver Stream derivative liability (Note 11)	27,171,000		26,114,000
Total non-current liabilities	30,515,000		27,419,000
TOTAL LIABILITIES	39,263,000		36,384,000
SHAREHOLDERS' EQUITY
Share capital (Note 14)	340,963,000		318,499,000
Warrant and share-based payment reserve (Note 14)	49,589,000		47,282,000
Accumulated other comprehensive (loss) gain	(4,337,000)		410,000
Accumulated deficit	(158,545,000)		(142,266,000)
Total shareholders' equity	227,670,000		223,925,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 266,933,000		$ 260,309,000